Shareholders' Deficit - Preferred Stock Shares (Details) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Temporary equity, shares outstanding	6,000,000	6,000,000	6,000,000	6,000,000			6,000,000
SPRING VALLEY ACQUISITION CORP
Temporary Equity [Line Items]
Preferred shares, shares authorized	1,000,000	1,000,000		1,000,000	1,000,000	1,000,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0		0	0	0
Preferred shares, shares outstanding	0	0		0	0	0
Class A Common Stock | SPRING VALLEY ACQUISITION CORP
Temporary Equity [Line Items]
Temporary equity, shares outstanding	23,000,000	23,000,000
Class A Ordinary Shares Subject to Possible Redemption. | SPRING VALLEY ACQUISITION CORP
Temporary Equity [Line Items]
Temporary equity, shares outstanding		23,000,000		23,000,000	23,000,000	23,000,000